Segment Information Level 4 Segment Information (Details) (USD $)	3 Months Ended											6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013 Integer		Jun. 30, 2012		Dec. 31, 2012 Integer		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of Reportable Segments												3				3
Sales
Sales	$ 852,295,000		$ 694,600,000	$ 764,600,000	$ 732,900,000		$ 587,000,000	$ 547,400,000	$ 628,000,000	$ 589,400,000	$ 483,200,000	$ 1,597,173,000		$ 1,319,886,000		$ 2,779,062,000		$ 2,248,088,000		$ 2,240,591,000
Other Segment Information [Abstract]
Income (loss) before income taxes	17,209,000				15,125,000							36,938,000		16,854,000		41,803,000		(46,123,000)		(32,997,000)
Depreciation and amortization	8,766,000				8,338,000							17,243,000		16,457,000		33,407,000		37,022,000		34,899,000
EBITDA	30,700,000	[1]			28,200,000	[1]						63,700,000	[1]	42,700,000	[1]	96,600,000	[2]	9,500,000	[2]	22,100,000	[2]
Capital expenditures																29,700,000		39,300,000		35,800,000
Assets	1,194,615,000		836,398,000					902,831,000				1,194,615,000				836,398,000		902,831,000		952,233,000
Reconciliation from Segment Totals to Consolidated [Abstract]
Interest expense	(4,781,000)				(4,818,000)							(9,672,000)		(9,631,000)		(21,757,000)		(18,987,000)		(21,005,000)
Interest income	62,000				87,000							124,000		194,000		392,000		407,000		790,000
Footnotes [Abstract]
Acquisitions of businesses and facilities												0		2,355,000		2,355,000		5,782,000		0
Facility closure and curtailment																		1,500,000	[3]
Accelerated depreciation on facility curtailment																		400,000
Noncash asset write-downs																		2,000,000
Litigation settlement																0		0		4,613,000	[4]
Building Materials Distribution [Member]
Sales
Sales	681,500,000				580,500,000							1,262,600,000		1,032,000,000		2,190,200,000		1,779,400,000		1,778,000,000
Other Segment Information [Abstract]
Income (loss) before income taxes	3,300,000				8,700,000							11,300,000		7,900,000		24,000,000		2,000,000	[5]	11,600,000	[6]
Depreciation and amortization	2,200,000				2,200,000							4,400,000		4,400,000		8,800,000		8,400,000		7,500,000
EBITDA	5,500,000	[1]			10,900,000	[1]						15,700,000	[1]	12,300,000	[1]	32,900,000	[2]	10,400,000	[2]	19,100,000	[2]
Capital expenditures																7,100,000		10,000,000		12,900,000
Assets			415,700,000					366,900,000								415,700,000		366,900,000		356,400,000
Footnotes [Abstract]
Noncash asset write-downs																		1,200,000
Litigation settlement																				4,100,000
Wood Products [Member]
Sales
Sales	280,400,000				241,800,000							549,600,000		453,000,000		943,300,000		712,500,000		687,400,000
Other Segment Information [Abstract]
Income (loss) before income taxes	23,000,000				15,500,000							43,900,000		26,400,000		55,800,000		(15,100,000)	[5]	(8,100,000)	[6]
Depreciation and amortization	6,500,000				6,100,000							12,800,000		12,000,000		24,400,000		28,400,000	[5]	27,100,000
EBITDA	29,600,000	[1]			21,700,000	[1]						56,600,000	[1]	38,400,000	[1]	80,200,000	[2]	13,300,000	[2]	19,000,000	[2]
Capital expenditures																22,700,000	[7]	29,300,000	[7]	22,900,000
Assets			366,100,000					351,600,000								366,100,000		351,600,000		335,300,000
Footnotes [Abstract]
Noncash asset write-downs																		900,000
Litigation settlement																				500,000
Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Other Segment Information [Abstract]
Income (loss) before income taxes	(4,400,000)				(4,400,000)							(8,600,000)		(7,900,000)		(16,700,000)		(14,500,000)		(16,300,000)
Depreciation and amortization	0				0							100,000		100,000		100,000		200,000		300,000
EBITDA	(4,400,000)	[1]			(4,400,000)	[1]						(8,600,000)	[1]	(7,900,000)	[1]	(16,500,000)	[2]	(14,200,000)	[2]	(16,000,000)	[2]
Capital expenditures																0		0		0
Assets			54,600,000					184,300,000								54,600,000		184,300,000		260,600,000
Intersegment Eliminations [Member]
Sales
Sales	(109,600,000)				(89,400,000)							(215,100,000)		(165,100,000)		(354,400,000)		(243,700,000)		(224,800,000)
Operating Segments [Member]
Sales
Sales	852,295,000				732,900,000							1,597,173,000		1,319,886,000		2,759,300,000		2,229,300,000		2,215,300,000
Other Segment Information [Abstract]
Income (loss) before income taxes	21,900,000				19,900,000							46,500,000		26,300,000		63,200,000		(27,500,000)		(12,800,000)
Operating Segments [Member] | Building Materials Distribution [Member]
Sales
Sales	681,500,000				580,500,000							1,262,600,000		1,032,000,000		2,189,800,000		1,777,900,000		1,776,600,000
Operating Segments [Member] | Wood Products [Member]
Sales
Sales	170,800,000				152,400,000							334,600,000		288,000,000		569,500,000		451,400,000		438,800,000
Operating Segments [Member] | Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Related Parties [Member]
Sales
Sales																19,800,000		18,800,000		25,300,000
Related Parties [Member] | Building Materials Distribution [Member]
Sales
Sales																0		0		0
Related Parties [Member] | Wood Products [Member]
Sales
Sales																19,800,000		18,800,000		25,300,000
Related Parties [Member] | Corporate and Other [Member]
Sales
Sales																0		0		0
Intersegment Eliminations [Member]
Sales
Sales	0				0							0		0		0		0		0
Intersegment Eliminations [Member] | Building Materials Distribution [Member]
Sales
Sales	0				0							0		0		500,000		1,400,000		1,400,000
Intersegment Eliminations [Member] | Wood Products [Member]
Sales
Sales	109,600,000				89,400,000							215,100,000		165,100,000		353,900,000		242,300,000		223,400,000
Intersegment Eliminations [Member] | Corporate and Other [Member]
Sales
Sales	0				0							0		0		0		0		0
Intersegment Eliminations [Member] | Intersegment Eliminations [Member]
Sales
Sales	(109,600,000)				(89,400,000)							(215,100,000)		(165,100,000)		(354,400,000)		(243,700,000)		(224,800,000)
Other Expense [Member]
Footnotes [Abstract]
Facility closure and curtailment																$ 0		$ 1,292,000	[3]	$ 0

[1]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income to EBITDA: Three Months EndedJune 30?Six Months EndedJune 30 2013?2012?2013?2012 (millions)Net income(1)?$10.4?$15.0?$91.2?$16.7Interest expense?4.8?4.8?9.7?9.6Interest income?(0.1)?(0.1)?(0.1)?(0.2)Income tax provision (benefit)(1)?6.8?0.1?(54.3)?0.1Depreciation and amortization?8.8?8.3?17.2?16.5EBITDA?$30.7?$28.2?$63.7?$42.7?_______________________________________?(1)The six months ended June?30, 2013, includes $68.7 million of income tax benefit associated with the recording of net deferred tax assets upon our conversion to a corporation.
[2]	EBITDA is defined as income (loss) before interest (interest expense and interest income), income taxes, and depreciation and amortization. EBITDA is the primary measure used by our chief operating decision maker to evaluate segment operating performance and to decide how to allocate resources to segments. We believe EBITDA is useful to investors because it provides a means to evaluate the operating performance of our segments and our company on an ongoing basis using criteria that are used by our internal decision makers and because it is frequently used by investors and other interested parties when comparing companies in our industry that have different financing and capital structures and/or tax rates. We believe EBITDA is a meaningful measure because it presents a transparent view of our recurring operating performance and allows management to readily view operating trends, perform analytical comparisons, and identify strategies to improve operating performance. EBITDA, however, is not a measure of our liquidity or financial performance under generally accepted accounting principles (GAAP) and should not be considered as an alternative to net income (loss), income (loss) from operations, or any other performance measure derived in accordance with GAAP or as an alternative to cash flow from operating activities as a measure of our liquidity. The use of EBITDA instead of net income (loss) or segment income (loss) has limitations as an analytical tool, including the inability to determine profitability; the exclusion of interest expense, interest income, and associated significant cash requirements; and the exclusion of depreciation and amortization, which represent unavoidable operating costs. Management compensates for the limitations of EBITDA by relying on our GAAP results. Our measure of EBITDA is not necessarily comparable to other similarly titled captions of other companies due to potential inconsistencies in the methods of calculation.The following is a reconciliation of net income (loss) to EBITDA for the consolidated company: Year Ended December 31 2012?2011?2010 (millions)Net income (loss)?$41.5?$(46.4)?$(33.3)Interest expense?21.8?19.0?21.0Interest income?(0.4)?(0.4)?(0.8)Income tax provision?0.3?0.2?0.3Depreciation and amortization?33.4?37.0?34.9EBITDA?$96.6?$9.5?$22.1
[3]	In 2011, we permanently closed a laminated beam manufacturing plant in Emmett, Idaho.
[4]	In 2010, we recorded $4.6 million of income for cash received from a litigation settlement related to vendor product pricing.
[5]	In 2011, we permanently closed a laminated beam plant in our Wood Products segment, and we recorded the related expense of $1.3 million in "Other (income) expense, net" and $0.4 million of accelerated depreciation in "Depreciation and Amortization" in our Consolidated Statement of Operations for the year ended December?31, 2011. Also, during the year ended December?31, 2011, we recorded $2.0 million of noncash asset write-downs in "Other (income) expense, net," of which $1.2 million was recorded in our Building Materials Distribution segment and $0.9 million was recorded in our Wood Products segment.
[6]	Included $4.6 million of income for cash received from a litigation settlement related to vendor product pricing. We recorded $4.1 million in our Building Materials Distribution segment and $0.5 million in our Wood Products segment.
[7]	Capital spending in 2012 for Wood Products includes $2.4 million for the acquisition of a sawmill in Arden, Washington. Capital spending in 2011 for Wood Products includes $5.8 million for the acquisition of a laminated beam and decking manufacturing plant in Homedale, Idaho.